GOODWILL - Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Carrying value of goodwill	$ 7,130	$ 7,130	$ 7,130
Loyalty Currency Retailing [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying value of goodwill	5,681
Carrying value of indefinite-life intangible assets	$ 4,505
Recoverable amount method	Value in Use
Period used (years)	5
Terminal growth rate	2.0%
Pre-tax discount rate	19.40%
Points Travel [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying value of goodwill	$ 1,449
Carrying value of indefinite-life intangible assets	$ 0
Recoverable amount method	Value in Use
Period used (years)	5
Terminal growth rate	2.0%
Pre-tax discount rate	26.00%